SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JANUARY 2004

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

01-05    GF    11000     7.5155       8.93	       Weeden & Co.
01-06   " "     5000     7.5294       8.97              " "
01-07   " "    10000     7.4756       8.97		  " "
01-08   " "     8000     7.5983       9.09		  " "
01-09   " "    11500     7.5478       9.23              " "
01-12   " "    16000     7.6644       9.17              " "
01-13   " "    10000     7.6990       9.18              " "
01-14   " "    16000     7.6993       9.16              " "
01-16   " "     5400     7.5800       9.15              " "
01-20   " "    20000     8.3400       9.38              " "
01-21   " "    10000     8.0158       9.41              " "
01-22   " "    18000     7.9814       9.56              " "
01-23   " "    12000     8.0500       9.55              " "
01-26   " "    10000     8.0120       9.42              " "
01-27   " "     5300     8.0000       9.49              " "
01-28   " "    10000     7.9688       9.50              " "
01-29   " "     8300     7.6260       9.25              " "
01-30   " "    19200     7.7473       9.30              " "




The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          2/5/04